MORTGAGE-BACKED SECURITIES (Schedule of Mortgage-Backed Securities by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Amortized cost
Due in one year or less	$ 540
Due after five through ten years	12,744
Due after ten years
Total	15,489	$ 3,495
Fair value
Due in one year or less	545
Due after one through five years	2,298
Due after five through ten years	12,749
Due after ten years
Total	$ 15,592	3,622
HELD TO MATURITY, Weighted-average yield
Due in one year or less	3.14%
Collateralized Mortgage Obligations [Member]
Amortized cost
Due in one year or less
Due after one through five years	50
Due after five through ten years
Due after ten years	82,409
Total	82,459	97,106
Fair value
Due in one year or less
Due after one through five years	51
Due after five through ten years
Due after ten years	82,608
Total	$ 82,659	$ 96,649
HELD TO MATURITY, Weighted-average yield
Due in one year or less
Due after one through five years	1.57%
Due after five through ten years
Due after ten years	0.91%
Total	0.91%